Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding
The following table summarizes the share option awards outstanding as of September 30, 2022:

	Average strike price per share in USD	Number of awards	Weighted average remaining life in years
December 31, 2021	27.23	6,640,200	8.70
Granted	12.26	3,937,056	9.39
Forfeited	26.71	(820,031)	N/A
September 30, 2022	21.23	9,757,225	8.39

Schedule of Fair Value Assumption For Options Granted
The fair values of the options granted during the three and nine months ended September 30, 2022 were determined on the date of the grant using the following assumptions:

	Three Months Ended	Nine Months Ended
	September 30, 2022	September 30, 2022
Share price, in USD	4.83 - 8.54	4.83 - 19.69
Strike price, in USD	4.83 - 8.54	4.83 - 19.69
Expected volatility	70% to 80%	70% to 80%
Award life	6.08	6.08
Expected dividends	—	—
Risk-free interest rate	2.61% - 3.77%	1.46% - 3.77%

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2021	663,055	30.95
Granted	2,129,991	9.36
Vested	(344,446)	30.54
Forfeited	(135,416)	21.10
September 30, 2022	2,313,184	11.71

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

	Three months ended		Nine months ended
(in KUSD)	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Equity Incentive Plan 2019 - Share Options	8,193	12,105	27,158	40,112
Equity Incentive Plan 2019 - RSUs	6,372	2,693	15,135	6,904
Tax and social charge deductions - Incentive Plan 2019	—	—	(512)	—
Total	14,565	14,798	41,781	47,016